Property and Equipment (Details) - Schedule of Property and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 2,260,877	$ 1,890,272
Less: Accumulated depreciation	(339,910)	(194,961)
Property and equipment, net	1,920,967	1,695,311
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,127,897	808,592
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	107,903	105,203
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	901,426	864,121
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 123,651	$ 112,356